Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset
The following table provides information on the Partnership's write-down of vessels and goodwill and gain (loss) on sales of vessels for the years presented in these consolidated financial statements.

			Year Ended December 31,
Segment	Asset Type	Completion of Sale Date	2020 $	2019 $	2018 $
Liquefied Petroleum Gas (note 19a)	7/4 Multi-gas Carriers	N/A	(51,000)	—	(33,000)
Liquefied Natural Gas (note 6)	2 LNG Carriers	Jan-2020	—	14,349	—
Conventional Tanker (note 19d)	1 Handymax	Oct-2019	—	(785)	(13,000)
Conventional Tanker (notes 19b and 19c)	2 Suezmaxes	Oct/Dec-2018	—	—	(7,863)
Liquefied Petroleum Gas (note 8)	Goodwill	N/A	—	—	(790)
Write-down of vessels and goodwill and gain (loss) on sales of vessels			(51,000)	13,564	(54,653)